Net Finance Costs - Summary of Net Finance Costs (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of finance income costs [abstract]
Interest capitalised	4.14%	4.96%	4.24%
Tax relief for capitalised interest	$ 92	$ 74	$ 42